STOCK OPTIONS (Details 1) - shares		6 Months Ended	12 Months Ended
	Jul. 14, 2020	Jun. 30, 2021	Dec. 31, 2020
STOCK OPTIONS
Stock options vested		892,977	641,909
Stock options unvested		932,023	1,158,091
Total stock options granted	1,800,000	1,825,000	1,800,000